Summary Of Significant Accounting Policies (Details)	9 Months Ended
Aug. 31, 2019
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment Estimated Useful Lives in Years	5 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment Estimated Useful Lives in Years	10 years
Copier [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment Estimated Useful Lives in Years	5 years
Copier [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment Estimated Useful Lives in Years	7 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment Estimated Useful Lives in Years	5 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment Estimated Useful Lives in Years	10 years